Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Financial Assets And Liabilities At Fair Value

Financial Assets and Liabilities at Fair Value as of December 31, 2019

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$ 137,878,486	$ -	$ 137,878,486
Short-term money market fund*	12,898,762	-	12,898,762
Exchange-traded futures contracts
Energies	319,240	-	319,240
Grains	(192,473)	-	(192,473)
Interest rates	412,656	-	412,656
Livestock	(260)	-	(260)
Metals	308,142	-	308,142
Softs	(136)	-	(136)
Stock indices	296,854	-	296,854

Total exchange-traded futures contracts	1,144,023	-	1,144,023

Over-the-counter forward currency contracts	-	(1,231,994)	(1,231,994)

Total futures and forward currency contracts (2)	1,144,023	(1,231,994)	(87,971)

Total financial assets and liabilities at fair value	$ 151,921,271	$ (1,231,994)	$ 150,689,277

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$ 20,644,779
Investments in U.S. Treasury notes			117,233,707
Total investments in U.S. Treasury notes			$ 137,878,486

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 1,144,023
Net unrealized depreciation on open futures and forward currency contracts			(1,231,994)
Total net unrealized depreciation on open futures and forward currency contracts			$ (87,971)

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets and Liabilities at Fair Value as of December 31, 2018

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$ 148,676,383	$ -	$ 148,676,383
Short-term money market fund*	11,090,365	-	11,090,365
Exchange-traded futures contracts
Energies	3,514,263	-	3,514,263
Grains	245,745	-	245,745
Interest rates	64,360	-	64,360
Livestock	70	-	70
Metals	(126,038)	-	(126,038)
Softs	79,694	-	79,694
Stock indices	(339,951)	-	(339,951)

Total exchange-traded futures contracts	3,438,143	-	3,438,143

Over-the-counter forward currency contracts	-	297,466	297,466

Total futures and forward currency contracts (2)	3,438,143	297,466	3,735,609

Total financial assets and liabilities at fair value	$ 163,204,891	$ 297,466	$ 163,502,357

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$ 21,603,382
Investments in U.S. Treasury notes			127,073,001
Total investments in U.S. Treasury notes			$ 148,676,383

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 4,054,099
Net unrealized depreciation on open futures and forward currency contracts			(318,490)
Total net unrealized appreciation on open futures and forward currency contracts			$ 3,735,609

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.